United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	December 31, 2006

Report type:	13F Holdings Report

If amended report check here:[ ] Amendment Number:

If amended report is a restatement, check here: [ ]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.




                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         December 31, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101     7683    98590 SH       SOLE                    98590
Altria Group Inc.              Com              02209s103     9201   107210 SH       SOLE                   107210
American International Group   Com              026874107    13716   191410 SH       SOLE                   191410
Anadarko Pete Corp.            Com              032511107     8550   196460 SH       SOLE                   196460
Anglogold Ltd ADR              Com              035128206     7553   160400 SH       SOLE                   160400
Anheuser-Busch Companies       Com              035229103    16188   329020 SH       SOLE                   329020
Apache Corporation             Com              037411105      213     3200 SH       SOLE                     3200
Avery Dennison Corp.           Com              053611109      469     6910 SH       SOLE                     6910
Barrick Gold Corp              Com              067901108    14213   462950 SH       SOLE                   462950
Becton Dickinson & Co.         Com              075887109      210     3000 SH       SOLE                     3000
Berkshire Hathaway A           Com              084670108      550        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    31953     8716 SH       SOLE                     8716
CBS Corp                       Com              124857202      917    29410 SH       SOLE                    29410
Cincinnati Financial Corp      Com              172062101    13634   300910 SH       SOLE                   300910
Citigroup Inc.                 Com              172967101     8366   150200 SH       SOLE                   150200
Coca-Cola Company              Com              191216100    18347   380245 SH       SOLE                   380245
ConocoPhillips                 Com              20825C104      389     5400 SH       SOLE                     5400
Danaher Corp                   Com              235851102      904    12485 SH       SOLE                    12485
Dell Inc.                      Com              24702r101      335    13370 SH       SOLE                    13370
Diageo Plc-ADR                 Com              25243q205     7931   100000 SH       SOLE                   100000
Dominion Resources Inc.        Com              25746U109     1243    14820 SH       SOLE                    14820
Echostar Communications        Com              278762109      749    19700 SH       SOLE                    19700
Emerson Electric Co.           Com              291011104      302     6850 SH       SOLE                     6850
Entercom Communications Corp   Com              293639100     2919   103600 SH       SOLE                   103600
Exxon Mobil Corp               Com              30231G102    16942   221090 SH       SOLE                   221090
Fifth Third Bancorp            Com              316773100    16097   393280 SH       SOLE                   393280
Gannett Company                Com              364730101    13026   215450 SH       SOLE                   215450
General Electric Co.           Com              369604103    22757   611590 SH       SOLE                   611590
Genuine Parts Co.              Com              372460105    12723   268240 SH       SOLE                   268240
GlaxoSmithKline PLC - Spons. A Com              37733W105    14131   267830 SH       SOLE                   267830
Gold Fields Ltd ADR            Com              38059t106     9544   505500 SH       SOLE                   505500
Honda Motor Co. ADR            Com              438128308    16532   418100 SH       SOLE                   418100
Illinois Tool Works            Com              452308109      615    13310 SH       SOLE                    13310
Intel Corp.                    Com              458140100     8837   436380 SH       SOLE                   436380
Johnson & Johnson              Com              478160104    21396   324080 SH       SOLE                   324080
LaBranche & Co Inc             Com              505447102     4129   420000 SH       SOLE                   420000
Markel Corporation             Com              570535104     6673    13900 SH       SOLE                    13900
McClatchy Newspapers, Inc.     Com              579489105      378     8740 SH       SOLE                     8740
Microsoft Corp.                Com              594918104    10683   357770 SH       SOLE                   357770
Morgan Stanley                 Com              617446448      250     3070 SH       SOLE                     3070
Newmont Mining Corp.           Com              651639106    12940   286610 SH       SOLE                   286610
Nokia Corp ADR                 Com              654902204    13137   646525 SH       SOLE                   646525
Pfizer, Inc.                   Com              717081103     9720   375290 SH       SOLE                   375290
Procter & Gamble               Com              742718109    18088   281440 SH       SOLE                   281290
Royal Dutch Shell PLC - ADR Cl Com              780259107    11642   163629 SH       SOLE                   163629
Royal Gold Inc.                Com              780287108    18830   523350 SH       SOLE                   523350
Statoil ASA - Sponsored ADR    Com              85771p102    11870   451000 SH       SOLE                   451000
The Walt Disney Co.            Com              254687106    13619   397390 SH       SOLE                   397390
Timberland Co.                 Com              887100105      312     9890 SH       SOLE                     9890
Wachovia Corp                  Com              929903102      536     9410 SH       SOLE                     9410